ING (lion logo)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


                              PROSPECTUS SUPPLEMENT
                              DATED JANUARY 2, 2004

                         SUPPLEMENT TO PROSPECTUSES FOR
  GOLDENSELECT ACCESS, GOLDENSELECT ACCESS ONE, GOLDENSELECT DVA, GOLDENSELECT
     DVA SERIES 100, GOLDENSELECT DVA PLUS, GOLDENSELECT GRANITE PRIMELITE,
         GOLDENSELECT ES II, GOLDENSELECT GENERATIONS, ING GOLDENSELECT OPPORTUNITIES, GOLDENSELECT LANDMARK, GOLDENSELECT PREMIUM PLUS, GOLDENSELECT GALAXY, GOLDENSELECT VALUE, CUSTOMIZED SOLUTIONS ING
     FOCUS, RETIREMENT SOLUTIONS ING ROLLOVER CHOICE, SMARTDESIGN ADVANTAGE,
      SMARTDESIGN SIGNATURE, SMARTDESIGN VARIABLE ANNUITY, WELLS FARGO ING
              LANDMARK AND WELLS FARGO ING OPPORTUNITIES CONTRACTS


The information in this Supplement updates and amends certain information contained in the Prospectuses for the deferred combination variable and fixed annuity contracts listed above. Please read this Supplement carefully and keep it with your Prospectus for future reference.

MERGER AND NAME CHANGE

Effective January 1, 2004 (the "Merger Date") and pursuant to certain regulatory approvals, Equitable Life Insurance Company of Iowa, United Life & Annuity Insurance Company, and USG Annuity & Life Company (the "Merger Companies") merged with and into their affiliate, Golden American Life Insurance Company ("Golden American").

As of the Merger Date, the Merger Companies ceased to exist and were succeeded by Golden American. All contracts previously issued by the Merger Companies became contracts of Golden American. The merger will have no effect on your underlying investments or your contract. The merger was structured to have no adverse tax consequences (including federal tax consequences) for any contract owner.

On the Merger Date, Golden American was renamed ING USA Annuity and Life Insurance Company.

REDOMESTICATION

Immediately prior to the merger, Golden American changed its state of domicile from Delaware to Iowa and became an Iowa stock life insurance company.

The redomestication, merger and name change were all effective January 1, 2004.

ADDITIONAL INFORMATION

If you have any questions, please contact your registered representative, or write or call our Customer Contact Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066.


ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


127478--Golden VA Post Merger                                           01/02/04